Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and Other-than-Temporary Impairment (OTTI) of Fixed Maturity and Equity Securities
The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and other-than-temporary impairment ("OTTI") of the Company's fixed maturity and equity securities as of the dates indicated:

	December 31, 2015
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$646	$167	$—	$813	$—
States, municipalities and political subdivisions	24,128	1,547	(1)	25,674	—
Foreign governments	255	114	—	369	—
Commercial mortgage-backed	385	6	—	391	—
Residential mortgage-backed	6,356	925	(9)	7,272	438
Corporate	45,323	6,111	(205)	51,229	(79)
Total fixed maturity securities	$77,093	$8,870	$(215)	$85,748	$359
Equity securities:
Non-redeemable preferred stocks	$6,932	$611	$(124)	$7,419	$—
	December 31, 2014
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$608	$189	$—	$797	$—
States, municipalities and political subdivisions	26,614	2,304	—	28,918	—
Foreign governments	255	121	—	376	—
Commercial mortgage-backed	470	29	—	499	—
Residential mortgage-backed	6,653	1,059	(11)	7,701	481
Corporate	50,962	8,343	(127)	59,178	—
Total fixed maturity securities	$85,562	$12,045	$(138)	$97,469	$481
Equity securities:
Non-redeemable preferred stocks	$7,333	$678	$(43)	$7,968	$—
(a)  Represents the amount of OTTI recognized in accumulated other comprehensive income ("AOCI"). Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities by Contractual Maturity
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2015 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$4,193	$4,285
Due after one year through five years	11,517	12,468
Due after five years through ten years	21,678	23,514
Due after ten years	32,964	37,818
Total	70,352	78,085
Commercial mortgage-backed	385	391
Residential mortgage-backed	6,356	7,272
Total	$77,093	$85,748

Schedule of Major Categories of Investment Income
Major categories of net investment income were as follows:

	Years Ended December 31,
	2015	2014	2013
Fixed maturity securities	$4,444	$4,892	$5,251
Equity securities	460	477	462
Commercial mortgage loans on real estate	1,252	1,681	1,496
Policy loans	11	12	16
Other investments	8	20	31
Total investment income	6,175	7,082	7,256
Investment expenses	(210)	(248)	(256)
Net investment income	$5,965	$6,834	$7,000

Summary of Proceeds from Sales of Available-for-Sale Securities and the Gross Realized gains and Gross Realized Losses
The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

	For the Years Ended December 31,
	2015	2014	2013
Proceeds from sales	$3,062	$6,303	$15,065
Gross realized gains	416	404	929
Gross realized losses	27	106	264

Schedule of Net Realized Gains (Losses), Including Other-Than-Temporary-Investments
The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years Ended December 31,
	2015	2014	2013
Net realized gains related to sales and other:
Fixed maturity securities	$354	$248	$430
Equity securities	4	3	295
Commercial mortgage loans on real estate	266	12	113
Total net realized gains related to sales and other	624	263	838
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(94)	—	—
Total net realized gains	$530	$263	$838

Schedule of Credit Loss Impairments on Fixed Maturity Securities for Which a Portion of the OTTI Loss was Recognized in AOCI
The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

	Years Ended December 31,
	2015	2014	2013
Balance, beginning of year	$552	$446	$1,496
Additions for credit loss impairments recognized in the current period on securities not previously impaired	94	—	—
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(68)	(132)	(11)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(27)	238	(1,039)
Balance, end of year	$551	$552	$446

Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities
The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2015 and 2014 were as follows:

	December 31, 2015
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
States, municipalities and political subdivisions	$101	$(1)	$—	$—	$101	$(1)
Residential mortgage-backed	—	—	522	(9)	522	(9)
Corporate	1,688	(100)	395	(105)	2,083	(205)
Total fixed maturity securities	$1,789	$(101)	$917	$(114)	$2,706	$(215)
Equity securities:
Non-redeemable preferred stocks	$2,561	$(81)	$385	$(43)	$2,946	$(124)

	December 31, 2014
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Residential mortgage-backed	$—	$—	$526	$(11)	$526	$(11)
Corporate	683	(39)	697	(88)	1,380	(127)
Total fixed maturity securities	$683	$(39)	$1,223	$(99)	$1,906	$(138)
Equity securities:
Non-redeemable preferred stocks	$615	$(28)	$235	$(15)	$850	$(43)

Schedule of Cost or Amortized Cost and Fair Value of Available-for-Sale Fixed Maturity Securities in an Unrealized Loss Position
The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2015, by contractual maturity, is shown below.

	Cost or Amortized Cost	Fair Value
Due after one year through five years	$376	$370
Due after ten years	2,014	1,814
Total	$2,390	$2,184
Residential mortgage-backed	531	522
Total	$2,921	$2,706

Summary of Loan-to-Value and average Debt-Service Coverage Ratios
The following summarizes the Company's loan-to-value and average debt-service coverage ratios as of the dates indicated:

	December 31, 2015
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
70% and less	$12,682	82.2%	2.39
71 - 80%	2,749	17.8%	1.17
Gross commercial mortgage loans on real estate	15,431	100.0%	2.17
Less valuation allowance	(120)
Net commercial mortgage loans on real estate	$15,311

	December 31, 2014
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
70% and less	$15,073	74.8%	2.28
71 - 80%	2,266	11.2%	1.15
81 - 95%	2,819	14.0%	1.15
Gross commercial mortgage loans on real estate	20,158	100.0%	2.00
Less valuation allowance	(386)
Net commercial mortgage loans on real estate	$19,772